Document and Entity Information	0 Months Ended
Sep. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2014
Registrant Name	Intrepid Capital Management Funds Trust
Central Index Key	0001300746
Amendment Flag	false
Document Creation Date	Dec. 19, 2014
Document Effective Date	Dec. 30, 2014
Prospectus Date	Dec. 30, 2014
Intrepid International Fund | Investor Class
Risk/Return:
Trading Symbol	ICMIX